PRIVATE PLACEMENT (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Related Party Transaction
Sale of Private Placement Warrants (in shares)		14,749,999
Proceeds from Issuance of Warrants		$ 7,750,000
Over-Allotment Option
Related Party Transaction
Sale of Private Placement Warrants (in shares)	5,166,666
Private Placement
Related Party Transaction
Proceeds from Issuance of Warrants	$ 7,750,000
Price of warrants	$ 1.50
Initial Stock Holders | Cowen Investments ("Founders") | Private Placement
Related Party Transaction
Number of shares issuable per warrant	1
Sale of Private Placement Warrants (in shares)	5,166,666
Proceeds from Issuance of Warrants	$ 7,750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Price of warrants	$ 1.50